NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details)	Dec. 31, 2025 USD ($)
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	$ 3,341,798
Less: unearned finance income	63,381
Less: impairment on lease receivables	307,732
Net investment in lease	2,970,685
Not later than one year [member]
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	79,574
Later than one year and not later than two years [member]
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	79,574
Later than two years and not later than three years [member]
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	79,574
Later than three years and not later than four years [member]
NET INVESTMENT IN LEASE - Schedule of Maturity Analysis of Lease Receivable (Details) [Line Items]
Undiscounted finance lease payments to be received	$ 3,103,076